Property, Plant, and Equipment, Net - Schedule of Depreciation Expense (Details) - USD ($) $ in Millions	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4.5		$ 91.3	$ 71.9
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation expense	3.5	$ 3.9	14.0	12.7	$ 11.1
Operating expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1.7	$ 2.1	$ 6.8	$ 5.2	$ 5.4